Underwriting information - FY	12 Months Ended
Dec. 31, 2015
Underwriting information [Abstract]
Underwriting information
15.	Underwriting information

The Company has one reportable segment, the Excess and Surplus Lines Insurance segment, which primarily offers commercial excess and surplus lines liability and property insurance products through its underwriting divisions. Gross written premiums by underwriting division are presented below:

	Year Ended December 31,
	2015	2014	2013
	(in thousands)
Commercial:
Construction	$36,932	$31,667	$22,709
Small business	21,468	14,462	8,246
General casualty	20,511	20,597	15,702
Energy	19,022	17,381	12,714
Excess casualty	16,194	15,595	12,748
Professional liability	14,636	14,698	14,108
Life sciences	11,935	10,456	7,826
Product liability	9,480	8,931	6,797
Allied health	8,644	8,341	8,373
Health care	6,579	6,479	7,334
Commercial property	6,181	7,024	8,181
Environmental	1,005	164	160
Management liability	420	—	—
Inland marine	195	—	—
Total commercial	173,202	155,795	124,898

	Year Ended December 31,
	2015	2014	2013
	(in thousands)
Personal:
Personal insurance	$3,807	$2,728	$369
Total personal	3,807	2,728	369
Total	$177,009	$158,523	$125,267

The Company had two insurance brokers that accounted for 22.8% of direct written premiums in 2015. The Company had two insurance brokers that accounted for 24.2% of direct written premiums in 2014 and one insurance broker that accounted for 10.3% of direct written premium in 2013.